Sale of Raw Materials to Related Party (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Sale to related party	$ 0	$ 80	$ 859
Ying Bai
Related Party Transaction [Line Items]
Sale to related party	0	80	838
De Ming
Related Party Transaction [Line Items]
Sale to related party	$ 0		$ 21